Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

	2011	2012	2013
A	18%	24%	24%
B	34%	33%	31%
C	16%	17%	16%
D	10%	10%	9%
E	6%	7%	13%
Total	84%	91%	93%